Current Taxes and Deferred Taxes (Details) - Schedule of total tax receivable $ in Thousands, $ in Millions	Dec. 31, 2020 CLP ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CLP ($)
Schedule of total tax receivable [Abstract]
Income taxes	$ 153,084		$ 222,266
Less:
Monthly prepaid taxes (PPM)	(172,683)		(143,200)
Credit for training expenses	(1,900)		(1,900)
Other	(1,139)		(1,234)
Total tax (receivable) payable, net	(22,638)		75,932
Current tax assets	22,949	$ 32,236	357
Current tax liabilities	(311)	$ (437)	(76,289)
Total tax receivable (payable), net	$ 22,638		$ (75,932)